Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2015. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$22,100	n/a	$329	$329	$0
Equity and index contracts
Options	Other investments	0	77	592	592	0
Foreign currency contracts
Foreign currency forwards	Other investments	5,130	n/a	62	70	(8)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	0	n/a	82,774	82,774	0

Total asset derivatives		$27,230	77	$83,757	$83,765	$(8)

Liability derivatives
Equity and index contracts
Options	Other liabilities & accrued expenses	0	77	(140)	0	(140)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$87,221	n/a	$(6,769)	$0	$(6,769)
Guaranteed withdrawal benefits	Contractholder funds	20,774	n/a	(668)	0	(668)
Equity-indexed options in life product contracts	Contractholder funds	17,379	n/a	(463)	0	(463)

Total liability derivatives		125,374	77	(8,040)	$0	$(8,040)

Total derivatives		$152,604	154	$75,717

(1)	Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2014. None of these derivatives are designated as accounting hedging instruments.

($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$28,600	$554	$554	$—
Foreign currency contracts
Foreign currency forwards	Other investments	7,001	46	46	—
Embedded derivative financial instruments
Conversion options	Fixed income securities	42	—	—	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	84,561	84,561	—

Total asset derivatives		$35,643	$85,161	$85,161	$—

Liability derivatives
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$115,611	$(5,966)	$—	$(5,966)
Guaranteed withdrawal benefits	Contractholder funds	25,955	(679)	—	(679)
Equity-indexed options in life product contracts	Contractholder funds	13,325	(746)	—	(746)

Total liability derivatives		154,891	(7,391)	$—	$(7,391)

Total derivatives		$190,534	$77,770

Schedule of gross and net amount for the Company's OTC derivatives subject to enforceable master netting arrangements

The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements. There were no offset amounts required to net the carrying values as of December 31, 2014.

($ in thousands)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2015
Asset derivatives	$399	$(8)	$0	$391	$0	$391
Liability derivatives	(8)	8	0	0	0	0

Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges

The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income.

($ in thousands)
	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2015
Interest rate contracts	$(178)	$0	$0	$(178)
Equity and index contracts	0	0	(155)	(155)
Foreign currency contracts	427	0	0	427
Embedded derivative financial instruments	0	(792)	283	(509)
Other contracts - structured settlement annuity reinsurance agreement	(5,172)	0	0	(5,172)

Total	$(4,923)	$(792)	$128	$(5,587)

2014
Interest rate contracts	$(533)	$—	$—	$(533)
Foreign currency contracts	(48)	—	—	(48)
Embedded derivative financial instruments	0	1,957	(151)	1,806
Other contracts - structured settlement annuity reinsurance agreement	53,305	—	—	53,305

Total	$52,724	$1,957	$(151)	$54,530

2013
Interest rate contracts	$431	$—	$—	$431
Embedded derivative financial instruments	(83)	8,977	(297)	8,597
Other contracts - structured settlement annuity reinsurance agreement	(10,297)	—	—	(10,297)

Total	$(9,949)	$8,977	$(297)	$(1,269)

Summary of Counterparty Credit Exposure by Counterparty Credit Rating

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2015				2014
Rating (1)	Number of counter- parties	Notional Amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter- parties	Notional Amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$11,800	$197	$197	1	$15,200	$310	$310
A	3	9,765	125	125	2	4,500	110	110
BBB+	2	5,665	69	69	1	10,901	158	158
BBB	0	0	0	0	1	5,000	22	22

Total	6	$27,230	$391	$391	5	$35,601	$600	$600

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.